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                                   Aston Funds

                        ASTON/BARINGS INTERNATIONAL FUND
                                  (THE "FUND")

                                 CLASS I SHARES

                         SUPPLEMENT DATED APRIL 30, 2008
                TO THE CLASS I PROSPECTUS DATED NOVEMBER 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
          THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION
                              WITH THE PROSPECTUS.

                            PORTFOLIO MANAGER CHANGE

Effective April 30, 2008, a new portfolio manager has been named to the Fund replacing the current managers.

The following information replaces the information in the Management of the Fund section on page 10 of the prospectus regarding the portfolio management of the ASTON/BARINGS INTERNATIONAL FUND:

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PORTFOLIO MANAGER                INVESTMENT EXPERIENCE
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
David Bertocchi, CFA             Portfolio Manager of the Fund since April 2008,
                                 Mr. Bertocchi joined Barings Asset Management in 2000 and was appointed Divisional Director in 2004. With over ten years of investment experience, Mr. Bertocchi is responsible for managing the Baring Global Equity Unit Trust and the global institutional funds. He is a past member of Barings European and UK equity teams. Mr. Bertocchi holds an MBA from London
                                 Business School and a Bachelor of Science in Mechanical Engineering from the University of Calgary (Canada).

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                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com


                                                              ATN BAR Sup 042808